SCHEDULE OF ORDINARY SHARES (Details) - shares	Dec. 31, 2022	Jul. 01, 2022	Dec. 31, 2021
Guarantor and Issuer, Guaranteed Security [Line Items]
Number of shares authorized	500,000,000	500,000,000
Number of shares issued and outstanding	1	1
Deferred Shares [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Number of shares authorized	25,000
Number of shares issued and outstanding	25,000
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Number of shares authorized	167,854,581		165,532,264
Number of shares issued and outstanding	167,854,581		165,532,264